Cover	Aug. 02, 2022
Cover [Abstract]
Entity Registrant Name	LUVU BRANDS, INC.
Entity Central Index Key	0001374567
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 02, 2022
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	59-3581576
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-53314
Entity Address Address Line 1	2745 Bankers Industrial Drive
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30360
City Area Code	954
Local Phone Number	958-6668